Shareholder Report, Holdings (Details)	Jan. 31, 2025
C000210296 [Member] | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[1]
C000210296 [Member] | Nvidia Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%	[1]
C000210296 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[1]
C000210296 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[1]
C000210296 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[1]
C000210296 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[1]
C000210296 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%	[1]
C000210296 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[1]
C000210296 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[1]
C000210296 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[1]
C000210296 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[1]
C000210296 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.90%	[1]
C000210296 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%	[1]
C000210296 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%	[1]
C000210296 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%	[1]
C000210296 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%	[1]
C000210296 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%	[1]
C000210296 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	31.20%	[1]
C000210296 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[1]
C000221226 [Member] | Intuitive Surgical Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%	[2]
C000221226 [Member] | Boston Scientific Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[2]
C000221226 [Member] | Argenx SE [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[2]
C000221226 [Member] | Gilead Sciences Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[2]
C000221226 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[2]
C000221226 [Member] | Lonza Group AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[2]
C000221226 [Member] | Abbott Laboratories [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[2]
C000221226 [Member] | UCB SA [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[2]
C000221226 [Member] | Medtronic PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[2]
C000221226 [Member] | Repligen Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[2]
C000221226 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Total Investments	38.50%	[2]
C000221226 [Member] | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Total Investments	28.70%	[2]
C000221226 [Member] | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Total Investments	19.30%	[2]
C000221226 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%	[2]
C000221226 [Member] | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[2]
C000226201 [Member] | Nvidia Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[3]
C000226201 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[3]
C000226201 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%	[3]
C000226201 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[3]
C000226201 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[3]
C000226201 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[3]
C000226201 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[3]
C000226201 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[3]
C000226201 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[3]
C000226201 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[3]
C000226201 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[3]
C000226201 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%	[3]
C000226201 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%	[3]
C000226201 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%	[3]
C000226201 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%	[3]
C000226201 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%	[3]
C000226201 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%	[3]
C000226201 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	29.40%	[3]
C000226201 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[3]
C000226201 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[3]
C000226201 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[3]
C000226202 [Member] | Royal Bank of Canada [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[4]
C000226202 [Member] | Nestle SA [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[4]
C000226202 [Member] | HSBC Holdings PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[4]
C000226202 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[4]
C000226202 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[4]
C000226202 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[4]
C000226202 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[4]
C000226202 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[4]
C000226202 [Member] | LVMH Moet Hennessy Louis Vuitton SE [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[4]
C000226202 [Member] | Iberdrola SA [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[4]
C000226202 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%	[4]
C000226202 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.00%	[4]
C000226202 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[4]
C000226202 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[4]
C000226202 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%	[4]
C000226202 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%	[4]
C000226202 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%	[4]
C000226202 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%	[4]
C000226202 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[4]
C000226202 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[4]
C000226202 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%	[4]
C000232558 [Member] | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[5]
C000232558 [Member] | Nvidia Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%	[5]
C000232558 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%	[5]
C000232558 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%	[5]
C000232558 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[5]
C000232558 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[5]
C000232558 [Member] | Boston Scientific Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[5]
C000232558 [Member] | TJX Companies Inc The [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[5]
C000232558 [Member] | Ross Stores Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[5]
C000232558 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[5]
C000232558 [Member] | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%	[5]
C000232558 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	30.70%	[5],[6]
C000232558 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%	[5]
C000232558 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%	[5]
C000232558 [Member] | Consumer Staples Distribution And Retail [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[5]
C000232558 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%	[5]
C000232558 [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[5]
C000232558 [Member] | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[5]
C000232558 [Member] | Software [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[5]
C000232558 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%	[5]
C000232558 [Member] | Specialty Retail [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[5]
C000236859 [Member] | Capital One Financial Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%	[7]
C000236859 [Member] | Synchrony Financial [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%	[7]
C000236859 [Member] | PayPal Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[7]
C000236859 [Member] | Charles Schwab Corp The [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[7]
C000236859 [Member] | Rakuten Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[7]
C000236859 [Member] | Dun And Bradstreet Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[7]
C000236859 [Member] | Block Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[7]
C000236859 [Member] | Global Payments Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%	[7]
C000236859 [Member] | Fiserv Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[7]
C000236859 [Member] | Worldline SA France [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[7]
C000236859 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	44.90%	[7]
C000236859 [Member] | Software [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%	[7]
C000236859 [Member] | Consumer Finance [Member]
Holdings [Line Items]
Percent of Total Investments	19.80%	[7]
C000236859 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%	[7]
C000236859 [Member] | Professional Services [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[7]
C000236859 [Member] | Wireless Telecommunication Services [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[7]
C000236859 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[7]
C000236859 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%	[7]
C000242802 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[8]
C000242802 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[8]
C000242802 [Member] | Medtronic PLC [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[8]
C000242802 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[8]
C000242802 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[8]
C000242802 [Member] | CVS Health Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[8]
C000242802 [Member] | SS And C Technologies Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[8]
C000242802 [Member] | Cardinal Health Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[8]
C000242802 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[8]
C000242802 [Member] | First Citizens BancShares Inc NC Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[8]
C000242802 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[8]
C000242802 [Member] | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%	[8]
C000242802 [Member] | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%	[8]
C000242802 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	38.80%	[8],[9]
C000242802 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[8]
C000242802 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%	[8]
C000242802 [Member] | Professional Services [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%	[8]
C000242802 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[8]
C000242802 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[8]
C000242802 [Member] | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%	[8]
C000242802 [Member] | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%	[8]
C000245618 [Member] | Nvidia Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[10]
C000245618 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%	[10]
C000245618 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%	[10]
C000245618 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[10]
C000245618 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[10]
C000245618 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[10]
C000245618 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[10]
C000245618 [Member] | Ciena Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[10]
C000245618 [Member] | Air Products and Chemicals Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%	[10]
C000245618 [Member] | Intercontinental Exchange Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[10]
C000245618 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[10]
C000245618 [Member] | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[10]
C000245618 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.80%	[10],[11]
C000245618 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%	[10]
C000245618 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%	[10]
C000245618 [Member] | Software [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%	[10]
C000245618 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[10]
C000245618 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%	[10]
C000245618 [Member] | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[10]
C000245618 [Member] | Communications Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[10]
C000245618 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%	[10]
C000248199 [Member] | Nvidia Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[12]
C000248199 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[12]
C000248199 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%	[12]
C000248199 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[12]
C000248199 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[12]
C000248199 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[12]
C000248199 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[12]
C000248199 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[12]
C000248199 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[12]
C000248199 [Member] | T Mobile U S Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[12]
C000248199 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[12]
C000248199 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.90%	[12]
C000248199 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%	[12]
C000248199 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.80%	[12]
C000248199 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%	[12]
C000248199 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[12]
C000248199 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	31.80%	[12]
C000248199 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[12]
C000248199 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[12]
C000248199 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[12]
C000254669 [Member] | iShares MSCI Japan ETF [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%	[13]
C000254669 [Member] | iShares MSCI United Kingdom ETF [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%	[13]
C000254669 [Member] | iShares MSCI China ETF [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%	[13]
C000254669 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%	[13]
C000254669 [Member] | iShares MSCI France ETF [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%	[13]
C000254669 [Member] | iShares MSCI Germany ETF [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[13]
C000254669 [Member] | iShares MSCI Switzerland ETF [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%	[13]
C000254669 [Member] | iShares MSCI Taiwan ETF [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%	[13]
C000254669 [Member] | iShares MSCI India ETF [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[13]
C000254669 [Member] | iShares MSCI Australia ETF [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[13]
C000254669 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.50%	[13]
C000254669 [Member] | Domestic Equity [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[13]

[1]	Excludes money market funds.
[2]	Excludes money market funds.
[3]	Excludes money market funds.
[4]	Excludes money market funds.
[5]	Excludes money market funds.
[6]	Ten largest industries are presented. Additional industries are found in Other.
[7]	Excludes money market funds.
[8]	Excludes money market funds.
[9]	Ten largest industries are presented. Additional industries are found in Other.
[10]	Excludes money market funds.
[11]	Ten largest industries are presented. Additional industries are found in Other.
[12]	Excludes money market funds.
[13]	Excludes money market funds.